Entity Information (USD $)	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	OMNICARE INC
Entity Central Index Key	0000353230
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 2,721,616,660
Entity Common Stock, Shares Outstanding	116,882,996
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY